Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net loss	$ (5,653,244)	$ (3,559,829)	$ (8,266,576)	$ (6,140,730)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	1,311	3,176	5,814	6,554
Non-cash lease expense	60,263	59,155	120,871	111,153
Share-based compensation	163,112	117,636	329,815	370,182
Issuance of common stock to vendors for services	30,000		15,800	73,000
Issuance of common stock for purchase option				50,000
Loss on extinguishment of debt				393,791
Change in fair value of convertible debt		(260,933)	(260,933)	(43,066)
Amortization of deferred issuance costs associated with convertible debt				12,518
Change in operating assets and liabilities:
Contracts and grants receivable		171,254	171,254	(56,124)
Prepaid expenses and other current assets	714,169	621,542	(39,255)	(591,805)
Research and development incentives receivable		48,994	48,643	90,016
Operating lease liability	(61,062)	(59,344)	(121,765)	(108,948)
Accounts payable and accrued expenses	405,869	(231,089)	(492,613)	(2,685,073)
Accrued compensation	(249,253)	(170,871)	85,327	(85,577)
Net cash flows from operating activities	(4,588,835)	(3,260,309)	(8,403,618)	(8,604,109)
Investing activities:
Purchases of office furniture and equipment	(3,313)
Net cash flows from investing activities	(3,313)
Financing activities:
Proceeds from issuance of common stock pursuant to At Market Issuance Sales Agreement	3,243,177		1,071,559	3,091,462
Proceeds from issuance of common stock and pre-funded warrants		4,741,400	4,741,400	8,495,817
Issuance costs associated with issuance of common stock		(524,226)
Proceeds from the exercise of warrants		8,600
Proceeds from the exercise of warrants			4,450,172	3,299
Issuance costs associated with warrant inducement			(374,774)
Convertible debt repayments	(1,372,873)		(1,372,872)	(7,000,000)
Net cash flows from financing activities	1,870,304	4,225,774	7,762,089	3,663,506
Effect of exchange rate on cash and cash equivalents		916	14,885	27,146
Net increase (decrease) in cash and cash equivalents	(2,721,844)	966,381	(626,644)	(4,913,457)
Cash and cash equivalents at beginning of year	7,819,514	8,446,158	8,446,158	13,359,615
Cash and cash equivalents at end of year	5,097,670	9,412,539	7,819,514	8,446,158
Supplemental information:
Cash paid for state income taxes	89,557	33,665	42,162	20,730
Cash paid for interest	35,044	125,286	227,735	552,058
Cash paid for lease liabilities:
Operating lease	69,750	68,200	136,917	133,817
Non-cash investing and financing activities:
Pontifax conversion of portion of debt principal into common stock		254,256	254,256
Right-of-use assets obtained in exchange for lease liabilities	360,604
Deferred issuance cost reclassified to additional paid-in capital	$ 72,165		250,698	20,208
Offering costs included in accounts payable		$ 100,839
Redemption liability for Series D preferred stock				43
Warrant modification - incremental value			7,177,683
At Market Issuance Sales Agreement
Financing activities:
Issuance costs associated with issuance of common stock			(128,331)	(93,011)
Public Offering
Financing activities:
Issuance costs associated with issuance of common stock			$ (625,065)	$ (834,061)